Note Payable (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 19, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 17, 2016
Promissory note face amount	$ 114,000
Promissory note payable date	Sep. 30, 2018
Cash proceeds on the promissory note	$ 100,000	$ 100,000			$ 4,210,322
Interest rate on unsecured promissory note	1.90%
Original issue discount, percentage	14.00%					21.40%
Accrued interest expense	$ 794	427,755		699,576	92,467
Debt discount on promissory note	14,000	165,081		$ 207,125	$ 485,353
Amortization of debt discount	$ 1,495
Promissory Notes [Member]
Debt discount on promissory note		$ 12,505